PGIM S&P 500 Max Buffer ETF - November Expense Example - PGIM S&P 500 Max Buffer ETF - November - No Share Class	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160